NOTES RELATED TO THE CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Summary of Financial Liabilities by Maturity (Details) € in Thousands	Jun. 30, 2023 EUR (€)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Convertible notes	€ 0
Conditional advances	603
Bank loans	11,151
Other	1
Total financial liabilities	11,753
Less than one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Convertible notes	0
Conditional advances	121
Bank loans	3,198
Other	1
Total financial liabilities	3,321
One to three years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Convertible notes	0
Conditional advances	481
Bank loans	6,784
Other	0
Total financial liabilities	7,265
Three to five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Convertible notes	0
Conditional advances	0
Bank loans	1,169
Other	0
Total financial liabilities	1,169
More than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Convertible notes	0
Conditional advances	0
Bank loans	0
Other	0
Total financial liabilities	€ 0